EARNINGS PER SHARE (Narrative) (Details) - shares	Dec. 31, 2017	Dec. 31, 2016
Anti-dilutive securities excluded from computation of earnings per share [Line Items]
Number of shares issued to the share depository bank but are treated as escrowed shares	348,100	488,100